UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 134.9%

Corporate — 12.2%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series A, 6.25%, 4/15/12 (a)	$2,420	$2,553,294
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,528,525
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (NPFGC), 5.55%, 9/01/29	9,500	9,500,950
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	3,805	4,597,239

		19,180,008

County/City/Special District/ School District — 33.0%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,688,096
Allendale Public School District Michigan, GO, School Building and Site, Series A (AGM), 5.50%, 5/01/16	1,000	1,139,820
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	1,490	1,464,938
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,285,925
5.00%, 4/01/26	1,250	1,277,562
5.00%, 4/01/27	500	513,375
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	607,146
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	420,760
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	492,450
County of Wayne Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (NPFGC), 5.00%, 12/01/30	1,180	1,051,274
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,020,620

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/School District (continued)
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	$1,480	$1,617,152
Series B, 5.00%, 5/01/28	1,900	1,812,068
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,141,800
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	3,065	3,432,923
(NPFGC), 5.00%, 5/01/28	585	589,703
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,020,700
5.63%, 5/01/18	1,000	1,020,180
5.63%, 5/01/19	1,100	1,121,813
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC), 5.50%, 10/01/12 (a)	665	712,455
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	615	577,227
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,055,470
Harper Woods School District Michigan, GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	215	240,469
(NPFGC), 5.00%, 5/01/34	10	9,932
Haslett Public School District Michigan, GO, Building & Site (NPFGC), 5.63%, 11/01/11 (a)	1,275	1,309,157
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,076,092
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	400	417,400
5.00%, 5/01/25	1,000	1,030,530
5.00%, 5/01/26	1,050	1,056,426
5.00%, 5/01/35	2,000	1,975,220

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/School
District (concluded)
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	$2,325	$2,264,875
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	504,435
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,524,240
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	3,035,010
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	518,435
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,185,132
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	679,155
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,122,260
Rochester Community School District, GO (NPFGC), 5.00%, 5/01/19	265	288,802
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,120,990
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,118,460
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,496,130
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	762,848
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,238,856

		52,038,311

Education — 10.9%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,363,359
4.50%, 10/01/24	1,595	1,580,214
4.50%, 10/01/25	1,405	1,370,437
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	1,255	1,281,669
Goodrich Area School District, GO, School Building & Site (Q-SBLF) (b):
5.50%, 5/01/32	400	408,956
5.50%, 5/01/36	800	801,216
5.50%, 5/01/41	1,000	1,004,580

Municipal Bonds	Par (000)	Value

Michigan (continued)

Education (concluded)
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	$1,125	$1,001,475
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	550	581,449
5.90%, 6/01/12	1,000	1,057,720
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	500	495,620
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	3,769,736
5.00%, 2/15/44	1,000	995,130
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,456,438

		17,167,999

Health — 22.2%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	2,170	2,183,888
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	695	655,628
Series A, 5.38%, 7/01/20	385	347,459
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,561,707
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,062,340
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,333,488
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,013,520
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,445,821
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (c)	2,000	2,007,100
Trinity Health Credit Group, Series A, 5.00%, 12/01/26	1,000	981,910
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,259,518
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	400	401,220
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,337,213
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	2,846,649
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,406,312

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Health (concluded)
Michigan State Hospital Finance
Authority, Refunding RB (concluded):
McLaren Health Care, 5.75%, 5/15/38	$1,500	$1,503,390
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,027,758
Trinity Health Credit, Series A, 6.25%, 12/01/28	570	604,172
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,478,708
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,010,170
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,895,848
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,503,925
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,133,770

		35,001,514

Housing — 6.2%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	945,010
Series A, 4.75%, 12/01/25	2,675	2,521,508
Series A, 6.00%, 10/01/45	4,280	4,316,680
Series A, AMT (NPFGC), 5.30%, 10/01/37	20	19,445
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	2,000	2,014,440

		9,817,083

State — 13.0%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne,
Series B (AGC):
5.00%, 11/01/14	1,500	1,638,465
5.00%, 11/01/15	1,000	1,094,780
5.00%, 11/01/16	500	554,980
5.38%, 11/01/24	125	133,588
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,481,600
Series I (AGC), 5.25%, 10/15/24	2,000	2,091,080
Series I (AGC), 5.25%, 10/15/25	1,500	1,547,715
Series I (AGC), 5.25%, 10/15/26	400	409,872
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,000,420
State of Michigan, COP, Refunding, New Center Development Inc. (NPFGC), 5.75%, 9/01/11 (c)	5,045	5,137,878
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27	3,250	3,378,180

		20,468,558

Transportation — 15.0%
State of Michigan, Refunding RB (AGM), 5.25%, 5/15/19	1,000	1,121,760
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,248,746

Municipal Bonds	Par (000)	Value

Michigan (concluded)

Transportation (concluded)
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	$4,475	$4,324,372
5.25%, 12/01/26	3,700	3,529,319
5.00%, 12/01/34	5,200	4,380,688
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,069,149
5.38%, 12/01/32	4,300	3,958,322

		23,632,356

Utilities — 22.4%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,241,260
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,780	1,941,054
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,620	2,250,240
Senior Lien, Series A (AGM), 5.00%, 7/01/25	3,460	3,330,527
Senior Lien, Series A (FGIC), 5.75%, 7/01/11 (a)	1,000	1,018,710
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,600	3,950,802
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	5,924,560
City of Grand Rapids Michigan, RB (NPFGC), 5.00%, 1/01/34	6,900	6,913,524
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,731,900
City of Wyoming Michigan, RB (NPFGC), 5.00%, 6/01/30	5,300	5,309,487
Michigan Municipal Bond Authority, RB, Clean Water Revolving-Pooled, 5.00%, 10/01/27	760	811,156

		35,423,220

Total Municipal Bonds in Michigan		212,729,049

Guam — 1.1%

County/City/Special District/ School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	850	825,639

Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	955	860,637

Total Municipal Bonds in Guam		1,686,276

Puerto Rico — 8.2%

County/City/Special District/ School District — 1.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,030,688

State — 5.1%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	3,700	3,779,513

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (d):
5.18%, 8/01/43	$12,500	$1,451,875
4.99%, 8/01/46	30,000	2,778,300

		8,009,688

Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,000	1,987,780

Total Municipal Bonds in Puerto Rico		13,028,156

Total Municipal Bonds – 144.2%		227,443,481

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Michigan — 10.9%

Corporate — 4.9%
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,790	7,724,486

County/City/Special District/ School District — 2.6%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,094,936

Education — 3.4%
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,858,350
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,514,800

		5,373,150

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 10.9%		17,192,572

Total Long-Term Investments (Cost – $249,883,737) – 155.1%		244,636,053

Short-Term Securities	Shares

BIF Michigan Municipal Money Fund, 0.00% (f)(g)	8,050,080	8,050,080

Total Short-Term Securities (Cost – $8,050,080) – 5.1%		8,050,080

Total Investments (Cost – $257,933,817*) – 160.2%		252,686,133
Other Assets Less Liabilities – 0.9%		1,450,375
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.7)%		(9,042,052)
Preferred Shares, at Redemption Value – (55.4)%		(87,356,212)

Net Assets – 100.0%		$157,738,244

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$248,946,311

Gross unrealized appreciation	$5,324,845
Gross unrealized depreciation	(10,615,023)

Net unrealized depreciation	$(5,290,178)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Stifel Financial Corp.	$2,214,752	$27,174

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July, 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF Michigan Municipal Money Fund	605,019	7,445,061	8,050,080	$1,268

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

58	10-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$6,873,796	$(152,360)

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$244,636,053	—	$244,636,053
Short-Term Securities	$8,050,080	—	—	8,050,080

Total	$8,050,080	$244,636,053	—	$252,686,133

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(152,360)	—	—	$(152,360)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2011